Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,075,000
Previously Paid Amount	0.00
Total Fee Amount	441.52
Total Offset Amount	0.00
Net Fee	441.52
Narrative - Max Aggregate Offering Price	$ 5,075,000
Final Prospectus	true